CONTRACT ASSETS AND LIABILITIES - Movement in Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$ 450	$ 450
Amounts invoiced during the period	13,512	18,310
Less revenue recognized during the period	$ (13,622)	(18,469)
Contract liabilities at end of the period		$ 291